24. SHARE BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2017
Share Based Payment Tables
Schedule of vesting period deadlines according to plan

The vesting period during which the participant can not exercise the purchase of the shares for Plan I is 1 to 3 years and for Plan II is 1 to 4 years, respecting the following deadlines from the grant date of the option.

Plan I		Plan II
Quantity	Deadline	Quantity	Deadline

1/3	1 year	1/4	1 year
2/3	2 years	2/4	2 years
3/3	3 years	3/4	3 years
-	-	4/4	4 years

Schedule of breakdown of outstanding granted options

The breakdown of the outstanding granted options is presented as follows:

Date			Quantity		Grant (1)	Strike price (1)
Grant date	Beggining of exercise period	End of the exercise period	Options granted	Outstanding options	Fair value of the option	Granting date	Updated IPCA

Plan I
05.02.13	05.01.14	05.01.18	34,90,201	3,04,968	11.88	46.86	62.12
04.04.14	04.03.15	04.03.19	15,52,564	4,83,201	12.56	44.48	55.85
05.02.14	05.01.15	05.01.19	16,10,450	6,70,107	14.11	47.98	59.84
12.18.14	12.17.15	12.17.19	57,02,714	31,02,620	14.58	63.49	77.15
			1,23,55,929	45,60,896

Plan II
04.26.16	04.30.17	12.30.22	87,24,733	43,75,000	9.21	56.00	59.09
05.31.16	05.31.17	12.30.22	33,51,220	23,03,260	10.97	46.68	48.87
03.30.17	03.30.18	12.29.23	8,63,528	6,35,442	9.45	38.43	39.01
12.01.17	12.01.18	12.29.23	2,90,771	2,90,771	7.91	41.69	41.69
			1,32,30,252	76,04,473
			2,55,86,181	1,21,65,369

(1)	Amounts expressed in Brazilian Reais

Schedule of restricted stock plan

The total number of restricted shares that may be granted under the plan shall not exceed 0.5% of the registered common shares, in book-entry form without par value, representing the Company's total share capital.

Date		Quantity		Grant (1)
Grant	Term of acquisition of right	Shares granted	Outstanding shares	Fair value of the shares
Restricted stock plan
08.31.17	08.31.19	7,16,846	7,06,820	41.85
		7,16,846	7,06,820

Schedule of outstanding granted options

The rollforward of the outstanding granted options for the year ended December 31, 2017 is presented as follows:

Outstanding options as of December 31, 2016	1,65,06,807
Issued - grant of 2017
November 2017	2,90,771
August 2017 - Restricted stock plan	7,16,846
March 2017	8,63,528
Forfeited:
Grant of 2017	(2,28,086)
Grant of 2017 (Restricted stock)	(10,026)
Grant of 2016	(26,81,350)
Grant of 2014	(17,25,218)
Grant of 2014	(1,52,145)
Grant of 2013	(4,15,017)
Grant of 2012	(2,93,921)
Outstanding options as of December 31, 2017	1,28,72,189

Schedule of expected maturity of the option

The fair value of the stock options was measured using the Black-Scholes pricing model, based on the following assumptions:

	12.31.17
	Plan I	Plan II
Expected maturity of the option:
Exercise in the 1st year	3.0 years	3.5 years
Exercise in the 2nd year	3.5 years	4.0 years
Exercise in the 3rd year	4.0 years	4.5 years
Exercise in the 4th year	-	5.0 years
Risk-free interest rate	5.09%	6.25%
Volatility	26.05%	27.07%
Expected dividends over shares	1.23%	2.40%
Expected inflation rate	3.71%	3.79%